COMMON STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2022
COMMON STOCK AND DIVIDENDS [Abstract]
COMMON STOCK AND DIVIDENDS
19.	COMMON STOCK AND DIVIDENDS

a)	Common stock structure and shares’ public offer

As of December 31, 2022, 2021 and 2020, tgs’ common stock was as follows:

Common Stock structure as of December 31, 2022, 2021 and 2020
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for
	public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283

tgs’s shares are traded on the BYMA and under the form of the American Depositary Receipts (“ADS”) (registered in the SEC and representing 5 shares each) on the New York Stock Exchange.

b)	Acquisition of treasury shares

On March 6, 2020, the Company’s Board of Directors approved the sixth Program for the Acquisition of tgs treasury Shares in the markets where it makes a public offering of its shares (the “Sixth Repurchase Program”) for a maximum amount of Ps. 2,500 million (at the time of its creation).

Subsequently, on August 21, 2020, the Board of Directors approved a new Program for the Acquisition of tgs’ treasury Shares for a maximum amount to be invested in Ps. 3,000 million (at the time of its creation). This program will run until March 22, 2021.

The acquisition cost of the treasury shares in portfolio amounted to Ps. 10,924,539, which, together with the trading premium on treasury shares of Ps. 3,169,112, in accordance with the provisions of Title IV, Chapter III, article 3.11.c and e of the Rules, restricts the amount of realized and liquid gains that the Company may distribute.

c)	Restrictions on distribution of retained earnings

Pursuant to the General Companies Act and CNV Rules, we are required to allocate a legal reserve (“Legal Reserve”) equal to at least 5% of each year’s net income (as long as there are no losses for prior fiscal years pending to be absorbed) until the aggregate amount of such reserve equals 20% of the sum of (i) “common stock nominal value” plus (ii) “inflation adjustment to common stock,” as shown in our consolidated statement of changes in equity.

Finally, and as mentioned in subsection b of this note, the amounts subject to distribution are restricted up to the acquisition cost of treasury shares and the paid-up capital.

In addition, according with the 2022 Transitional Agreement, tgs may not distribute dividends meanwhile it will be in force.